PENSION PLANS (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	$ 444.7	$ 414.2
Realized Gain/(Loss)	10.3	3.6
Unrealized Gain/(Loss) Relating to Assets Held at Period End	(0.3)	18.9
Purchases, Sales, Settlements, and Other	171.4	8.0
Transfers In/(Out)	0.0	0.0
Balance, Ending Period	626.1	444.7
Acquisition plan receivable
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	0.0
Realized Gain/(Loss)	0.0
Unrealized Gain/(Loss) Relating to Assets Held at Period End	0.0
Purchases, Sales, Settlements, and Other	212.0
Transfers In/(Out)	0.0
Balance, Ending Period	212.0	0.0
US Treasury Securities
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	4.3	4.5
Realized Gain/(Loss)	0.0	0.0
Unrealized Gain/(Loss) Relating to Assets Held at Period End	(0.7)	(0.3)
Purchases, Sales, Settlements, and Other	(1.6)	0.1
Transfers In/(Out)	0.0	0.0
Balance, Ending Period	2.0	4.3
Corporate Debt Securities
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	9.6	21.5
Realized Gain/(Loss)	0.5	2.0
Unrealized Gain/(Loss) Relating to Assets Held at Period End	(0.2)	(1.3)
Purchases, Sales, Settlements, and Other	2.1	(12.6)
Transfers In/(Out)	0.0	0.0
Balance, Ending Period	12.0	9.6
Hedge Funds, Equity
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	358.8	315.9
Realized Gain/(Loss)	7.2	0.0
Unrealized Gain/(Loss) Relating to Assets Held at Period End	(3.4)	17.9
Purchases, Sales, Settlements, and Other	(27.0)	25.0
Transfers In/(Out)	0.0	0.0
Balance, Ending Period	335.6	358.8
Real Estate Funds
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	34.0	35.7
Realized Gain/(Loss)	2.4	1.6
Unrealized Gain/(Loss) Relating to Assets Held at Period End	3.7	2.0
Purchases, Sales, Settlements, and Other	(12.7)	(5.3)
Transfers In/(Out)	0.0	0.0
Balance, Ending Period	27.4	34.0
Private Equity Funds
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	17.7	17.9
Realized Gain/(Loss)	0.2	0.0
Unrealized Gain/(Loss) Relating to Assets Held at Period End	0.8	(0.2)
Purchases, Sales, Settlements, and Other	(0.3)	0.0
Transfers In/(Out)	0.0	0.0
Balance, Ending Period	18.4	17.7
Absolute Return Strategies
Assets measured with significant unobservable input [Roll Forward]
Balance, Beginning Period	20.3	18.7
Realized Gain/(Loss)	0.0	0.0
Unrealized Gain/(Loss) Relating to Assets Held at Period End	(0.5)	0.8
Purchases, Sales, Settlements, and Other	(1.1)	0.8
Transfers In/(Out)	0.0	0.0
Balance, Ending Period	$ 18.7	$ 20.3